EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of exploration and evaluation costs
	Durango, Mexico	British Columbia & Yukon, Canada	Total

Balance, January 1, 2020	$9,826	$1	$9,827

Costs incurred during 2020:
Drilling and exploration	146	-	146
Assessments and taxes	83	-	83
Effect of movements in exchange rates	(4)	-	(4)

Balance, December 31, 2020	$10,051	$1	$10,052
Costs incurred during 2021:
Drilling and exploration	910	-	910
Assessments and taxes	69	-	69
Effect of movements in exchange rates	3	-	3
Option income	(117)	-	(117)

Balance, September 30, 2021	$10,916	$1	$10,917